State Street SPDR Portfolio Europe ETF Average Annual Total Returns		12 Months Ended	16 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
STOXX Europe Total Market Index/STOXX Europe 50 Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	35.74%		9.81%		8.35%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	20.65%	7.91%	8.61%	8.41%
State Street SPDR Portfolio Europe ETF
Prospectus [Line Items]
Average Annual Return, Percent		35.97%		10.03%		8.46%
State Street SPDR Portfolio Europe ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.88%		9.26%		7.68%
State Street SPDR Portfolio Europe ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.11%		7.83%		6.70%

[1]	Returns shown are reflective of the Index for periods beginning on the Benchmark Index Change Date and the Previous Benchmark Index for periods prior to the Benchmark Index Change Date.